Financial instrument	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instrument

32.	Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2026	2025
	USD	USD

Financial assets
At amortised cost
Trade receivables	135,187	45,528
Other receivables and deposits	273,558	267,146
Amount due from associates	27,393	18,435
Cash and bank balances	607,473	318,932

	1,043,611	650,041

At fair value through other comprehensive income
Other investment	1,664,593	-

	2026	2025
	USD	USD

Financial liabilities
At amortised cost
Trade payables	349,799	321,350
Other payables and accruals	3,455,153	878,421
Amount due to associates	132,468	20,763
Amount due to directors	5,554,288	5,972,257
Hire purchase liabilities	-	-
Lease liabilities	559,272	961,875

	10,050,980	8,154,666

At fair value through profit and loss
Warrant liability	125,528	-

Financial risk management objectives and policies

The Group is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risks include credit risk, interest rate risk, equity price risk, foreign currency risk and liquidity risk.

The following sections provide details regarding the Group’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of those risks.

(i)	Credit risk

Credit risk is the risk of a financial loss to the Group that may arise if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Group’s exposure to credit risk mainly from trade receivables, other receivables and refundable deposits and amount due from associates.

The management has in place a credit procedure to monitor and minimises the exposure of default. Receivables are monitored on a regular and an ongoing basis. Credit evaluations are performed on all customers requiring credit over certain amount.

For cash and cash equivalents, the Group minimises credit risk by dealing exclusively with high credit rating counterparties.

The Group provides advances to associates. The Group monitors the results of the associates regularly.

Exposure to credit risk

The carrying amount of the financial assets recorded on the consolidated statement of financial position at the end of the reporting period represents the Group’s maximum exposure to credit risk in relation to financial assets. No financial assets carry a significant exposure to credit risk.

32.	Financial instrument (Cont’d)

Financial risk management objectives and policies (Cont’d)

(ii)	Liquidity risk

Liquidity risk is the risk that the Group encounters difficulty in meeting its obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from trade payables, other payables and accruals, amounts due to directors, hire purchase liabilities and lease liabilities.

The Group’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Group manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

Analysis of financial instruments by remaining contractual maturities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD	USD	USD	USD

2026
Non-interest bearing:
Trade payables	-	349,799	349,799	-	349,799
Other payables and accruals	-	3,455,153	3,455,153	-	3,455,153
Amount due to associates	-	132,468	132,468	-	132,468

Interest bearing:
Amount due to directors	6.65	5,554,288	1,437,955	4,699,377	6,137,372
Lease liabilities	6.65	559,272	405,346	181,428	586,774

		10,050,980	5,780,761	4,880,805	10,661,566

2025
Non-interest bearing:
Trade payables	-	321,350	321,350	-	321,350
Other payables and accruals	-	878,421	878,421	-	878,421
Amount due to associates	-	20,763	20,763	-	20,763
Amount due to directors	-	5,972,257	5,972,257	-	5,972,257

Interest bearing:
Lease liabilities	6.65	961,875	499,557	535,578	1,035,135

		8,154,666	7,692,348	535,578	8,227,926

32.	Financial instrument (Cont’d)

Financial risk management objectives and policies (Cont’d)

(ii)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to interest rate risk relates primarily to its interest-bearing financial liabilities. The Group’s policy is to obtain financing through fixed-rate instruments wherever possible. At the end of the reporting period, the Group’s significant interest-bearing financial instruments consist solely of fixed-rate lease liabilities associated with its office premises. Because these lease liabilities are measured using fixed incremental borrowing rates determined at lease commencement, the Group is not exposed to cash flow interest rate risk or variable market fluctuations.

Interest rate risk sensitivity analysis

The Group does not account for any fixed-rate financial liabilities at fair value through profit or loss. Therefore, a change in interest rates at the end of the reporting period would not affect profit or loss or equity. Accordingly, a quantitative sensitivity analysis for interest rate risk is not presented as the Group has no direct exposure to cash flow interest rate risk from floating rate instruments.

(iii)	Equity price risk

Equity price risk is the risk that the fair value or future cash flows of the Group’s financial instruments will fluctuate because of changes in market prices (other than interest or exchange rates).

The Group are exposed to equity price risk arising from its investment in quoted instruments. These investments are listed on Johannesburg Stock Exchange and are classified as financial assets measured at fair value through other comprehensive income. Management of the Group monitors investments in quoted instruments on a portfolio basis. Material investments within the portfolio are managed on an individual basis and all buy and sell decisions are approved by the Board of Directors of the Group.

Market price risk sensitivity analysis

At the reporting date, if the various stock indices had been 5% higher/lower, with all other variables held constant, the Group’s loss before tax would have been USD83,230 (2025: Nil; 2024: Nil), higher/lower, arising as a result of higher/lower fair value gains on held for trading investments in equity instruments.

(iv)	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

For the purposes of IFRS 7, currency risk does not arise from financial instruments that are translated from an entity’s local functional currency (“RM”) into its financial reporting presentation currency (“USD”).

The Group’s daily operations, revenue, expenses, financial assets, and contractual financial liabilities are predominantly denominated and settled in the functional currency of the operating subsidiaries. The translation of the consolidated financial statements into USD represents a pure financial reporting presentation adjustment recorded within the Foreign Translation Reserve in equity rather than an active transactional cash flow hazard.

Accordingly, as the Group has no significant monetary assets or liabilities denominated in foreign currencies relative to its local operations, its direct transactional foreign currency risk is deemed negligible, hence, a quantitative sensitivity analysis is not presented.

Fair values of financial instruments

The carrying amounts of short-term receivables and payables and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

The fair value of hire purchase liabilities and lease liabilities are determined by discounting the relevant cash flows using current interest rates for similar instruments as at the end of the financial reporting period.